FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV	Investments measured at fair value on a recurring basis for the Master Trust are summarized below.

	Fair Value Measurements as of December 31, 2025
(in thousands)	Level 1	Level 2	Total
Master Trust investments:
Brokerage Link Account	$1,424,411	$—	$1,424,411
Money Market Fund	433,954	—	433,954
PG&E Corporation Stock Fund	312,035	—	312,035
Equity Funds	—	4,313,915	4,313,915
Fixed Income Funds	—	898,994	898,994
Target Date Funds measured at NAV	—	—	3,812,545
Total Master Trust investments, at fair value	$2,170,400	$5,212,909	$11,195,854

	Fair Value Measurements as of December 31, 2024
(in thousands)	Level 1	Level 2	Total
Master Trust investments:
Brokerage Link Account	$1,118,299	$—	$1,118,299
Money Market Fund	433,050	—	433,050
PG&E Corporation Stock Fund	417,332	—	417,332
Equity Funds	—	3,704,541	3,704,541
Fixed Income Funds	—	821,995	821,995
Target Date Funds measured at NAV	—	—	3,144,374
Total Master Trust investments, at fair value	$1,968,681	$4,526,536	$9,639,591

EBP 002
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV	Investments measured at fair value on a recurring basis for the Master Trust are summarized below.

	Fair Value Measurements as of December 31, 2025
(in thousands)	Level 1	Level 2	Total
Master Trust investments:
Brokerage Link Account	$1,424,411	$—	$1,424,411
Money Market Fund	433,954	—	433,954
PG&E Corporation Stock Fund	312,035	—	312,035
Equity Funds	—	4,313,915	4,313,915
Fixed Income Funds	—	898,994	898,994
Target Date Funds measured at NAV	—	—	3,812,545
Total Master Trust investments, at fair value	$2,170,400	$5,212,909	$11,195,854

	Fair Value Measurements as of December 31, 2024
(in thousands)	Level 1	Level 2	Total
Master Trust investments:
Brokerage Link Account	$1,118,299	$—	$1,118,299
Money Market Fund	433,050	—	433,050
PG&E Corporation Stock Fund	417,332	—	417,332
Equity Funds	—	3,704,541	3,704,541
Fixed Income Funds	—	821,995	821,995
Target Date Funds measured at NAV	—	—	3,144,374
Total Master Trust investments, at fair value	$1,968,681	$4,526,536	$9,639,591